Summary of Significant Accounting Policies: nventory (Policies)	12 Months Ended
Dec. 31, 2016
Policies
nventory

Inventory – Inventories consist of raw materials used in the production of customized parts totaling $187,241 and $20,129, as of December 31, 2016 and 2015, respectively, and nominal work-in-process components which will be sold to customers. Inventories are valued at the lower of cost or market, using the first-in, first-out (FIFO) method.